Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Long service leave	179,603	147,738
Provision for retirement payment	23,575	16,694

	203,178	164,432